SCHEDULE OF FAIR VALUE ON VALUATION TECHNIQUE (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining contractual term	3 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	0.00
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	3.84
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining contractual term	5 years
Minimum [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	65
Minimum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	$ 85
Minimum [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	14.5
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	4.38
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining contractual term	4 years 6 months
Maximum [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	63
Maximum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	$ 8.5